UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2013
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):    [ ] is a restatement.
                                     [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:              Foster Dykema Cabot & Co., Inc.
Address:           101 Arch Street - 18th Floor
                   Boston, MA 02110
13F File Number:   0001037558

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Andrew R. Knowland, Jr.
Title:   Vice President
Phone:   617-423-3900
Signature,                 Place,                and Date of Signing:
Andrew R. Knowland, Jr.    Boston, MA	         April 23, 2013
Report Type (Check only one.):
                                [X] 13F HOLDINGS REPORT.
                                [ ] 13F NOTICE.
                                [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:             0
Form 13F Information Table Entry Total:        81
Form 13F Information Table Value Total:        $339,797


List of Other Included Managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Access Midstream Partners LP   COM              004341109     2696    66774 SH       Sole                    66774
Alerian MLP ETF                COM              00162Q866    22238  1254966 SH       Sole                  1254966
El Paso Pipeline Partners LP   COM              283702108    12237   278993 SH       Sole                   278993
Holly Energy Partners LP       COM              435763107      658    16400 SH       Sole                    16400
Kinder Morgan Energy Partners, COM              494550106      584     6500 SH       Sole                     6500
3M Company                     COM              88579Y101      310     2914 SH       Sole                     2914
Abbott Laboratories            COM              002824100      487    13785 SH       Sole                    13785
Abbvie Inc.                    COM              00287y109      562    13785 SH       Sole                    13785
Air Products & Chemicals Inc.  COM              009158106      209     2400 SH       Sole                     2400
American Express Company       COM              025816109     2226    33002 SH       Sole                    33002
Apple Inc.                     COM              037833100     1284     2900 SH       Sole                     2900
Ariad Pharmaceuticals          COM              04033A100      184    10200 SH       Sole                    10200
AT&T Inc.                      COM              00206R102      334     9113 SH       Sole                     9113
Automatic Data Processing, Inc COM              053015103      261     4020 SH       Sole                     4020
Bank of America Corp.          COM              060505104     3542   290790 SH       Sole                   290790
Baxter International, Inc.     COM              071813109      291     4010 SH       Sole                     4010
Berkshire Hathaway, Inc. Cl. A COM              084670108    15628      100 SH       Sole                      100
Berkshire Hathaway, Inc. Cl. B COM              084670702    30178   289613 SH       Sole                   289613
Bristol-Myers Squibb Co.       COM              110122108      463    11240 SH       Sole                    11240
Chevron Corp.                  COM              166764100     6284    52883 SH       Sole                    52883
Cisco Systems Inc.             COM              17275R102    10809   517300 SH       Sole                   517300
Coca-Cola Company              COM              191216100     2419    59822 SH       Sole                    59822
Colgate Palmolive Co.          COM              194162103      639     5417 SH       Sole                     5417
ConocoPhillips                 COM              20825C104      958    15940 SH       Sole                    15940
Covidien PLC                   COM              G2554F113     1150    16945 SH       Sole                    16945
DaVita HealthCare Partners Inc COM              23918k108     9933    83755 SH       Sole                    83755
Devon Energy Corporation       COM              25179M103     4670    82775 SH       Sole                    82775
DirecTV                        COM              25490A309    12163   214936 SH       Sole                   214936
Disney (Walt) Co.              COM              254687106      718    12638 SH       Sole                    12638
Donaldson Company Inc          COM              257651109      217     6000 SH       Sole                     6000
Eaton Corporation PLC          COM              G29183103     4359    71163 SH       Sole                    71163
Eli Lilly & Company            COM              532457108     1084    19096 SH       Sole                    19096
Enterprise Bancorp Inc         COM              293668109      508    29976 SH       Sole                    29976
Exxon Mobil Corporation        COM              30231G102    10833   120215 SH       Sole                   120215
General Electric Co.           COM              369604103     1911    82638 SH       Sole                    82638
Google Inc.                    COM              38259P508      695      875 SH       Sole                      875
Home Depot, Inc.               COM              437076102      349     5000 SH       Sole                     5000
IBM Corporation                COM              459200101    14164    66402 SH       Sole                    66402
Illinois Tool Works Inc.       COM              452308109      311     5100 SH       Sole                     5100
Intuitive Surgical Inc. New    COM              46120E602     2678     5452 SH       Sole                     5452
iShares MSCI All-Asia Ex-Japan COM              464288182      265     4488 SH       Sole                     4488
iShares MSCI Emerging Markets  COM              464287234    12243   286251 SH       Sole                   286251
iShares Russell Mid Cap Index  COM              464287499      344     2699 SH       Sole                     2699
J.P. Morgan Chase & Co.        COM              46625H100    10207   215063 SH       Sole                   215063
Johnson & Johnson              COM              478160104     2002    24554 SH       Sole                    24554
Laboratory Corp. of America Ho COM              50540R409     1277    14162 SH       Sole                    14162
Leucadia National Corp.        COM              527288104      798    29100 SH       Sole                    29100
Lockheed Martin Corp.          COM              539830109      212     2197 SH       Sole                     2197
Loews Corp.                    COM              540424108      397     9000 SH       Sole                     9000
McCormick & Co., Inc. Non-Voti COM              579780206      588     8000 SH       Sole                     8000
McDonald's Corporation         COM              580135101     1028    10312 SH       Sole                    10312
McGraw Hill Companies          COM              580645109      521    10000 SH       Sole                    10000
Merck & Co.                    COM              58933y105      371     8392 SH       Sole                     8392
Microsoft Corporation          COM              594918104    11253   393401 SH       Sole                   393401
National Oilwell Varco Inc.    COM              637071101     6275    88695 SH       Sole                    88695
Norfolk Southern Corp.         COM              655844108      209     2715 SH       Sole                     2715
Oracle Corp.                   COM              68389X105      209     6469 SH       Sole                     6469
Pepsico, Inc.                  COM              713448108     1663    21017 SH       Sole                    21017
Pfizer Inc.                    COM              717081103      635    21986 SH       Sole                    21986
Phillips 66                    COM              718546104     3966    56678 SH       Sole                    56678
Procter & Gamble Company       COM              742718109    10338   134157 SH       Sole                   134157
Rayonier, Inc.                 COM              754907103      524     8785 SH       Sole                     8785
Republic Services Inc          COM              760759100     3318   100551 SH       Sole                   100551
Sanofi                         COM              80105N105     4590    89850 SH       Sole                    89850
Schlumberger Ltd.              COM              806857108     7644   102073 SH       Sole                   102073
SPDR Gold Trust ETF            COM              78463V107     1294     8379 SH       Sole                     8379
SPDR S&P 500 ETF Trust         COM              78462F103    30327   193574 SH       Sole                   193574
State Street Corp.             COM              857477103      236     4000 SH       Sole                     4000
Technology Select Sector SPDR  COM              81369Y803     1008    33300 SH       Sole                    33300
The Hershey Company            COM              427866108      228     2600 SH       Sole                     2600
Ultra Petroleum Corp.          COM              903914109     4533   225514 SH       Sole                   225514
Union Pacific Corp.            COM              907818108      293     2060 SH       Sole                     2060
United Technologies            COM              913017109      508     5432 SH       Sole                     5432
Utilities Select Sector SPDR E COM              81369Y886      236     6030 SH       Sole                     6030
Valeant Pharmaceuticals        COM              91911k102    11471   152908 SH       Sole                   152908
Vanguard FTSE Emerging Markets COM              922042858      504    11752 SH       Sole                    11752
Vanguard Total Stock Market ET COM              922908769     8454   104425 SH       Sole                   104425
Verizon Communications         COM              92343v104      277     5637 SH       Sole                     5637
Vodafone Group PLC             COM              92857w209     3493   122988 SH       Sole                   122988
Wal-Mart Stores, Inc.          COM              931142103     1153    15406 SH       Sole                    15406
Wells Fargo & Company          COM              949746101    13683   369923 SH       Sole                   369923